Interest, advances and promissory notes payable (Details) - Summary of Interest Payable Activity - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Summary of Interest Payable Activity [Abstract]
Beginning Balance	$ 5,364,997	$ 4,836,127	$ 4,307,256	$ 3,629,913
Interest incurred on promissory notes payable	265,834	528,870	528,871	504,873
Transfer from implicit interest to interest payable on promissory note				172,470
Ending Balance	$ 5,630,831	$ 5,364,997	$ 4,836,127	$ 4,307,256